Organization and Nature of Operations (Details Narrative)	5 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Integer shares	Dec. 31, 2016 USD ($) Integer shares
Number of business segment | Integer		1
Partnership contribution	$ 100	$ 100
Percentage of ownership	1.00%	1.00%
Targeted distribution, description		The targeted distribution rate is 6.0% annually, paid quarterly as 1.5%, of each Limited Partners’ capital contribution (pro-rated to the date of admission for each Limited Partner).
Targeted distribution rate, annually		6.00%
Targeted distribution rate, quarterly		1.50%
Partnership made first quarterly distribution to limited partners		$ 40,088
Distributions payable to limited partners	$ 40,088	40,088
Distributions payable to general partner	$ 401	401
Partners' capital contributions		$ 3,325,481
Partners' capital contributions, shares | shares		332,548.10
Partners received cash contributions		$ 3,094,750
Units issued as underwriting fee discount		$ 231,731
Additional units purchased during the period | shares		23,173.10
Limited Partners [Member]
Number of partners | Integer	65
Partners' capital contributions	$ 3,326,581
Partners' capital contributions, shares | shares	332,548.10
Limited Partners [Member]
Partnership interest	99.00%	99.00%
Percentage of cumulative return on capital contributions	8.00%	8.00%
Percentage of distributable cash allocated	80.00%	80.00%
General Partner [Member]
Partnership interest	1.00%	1.00%
Percentage of distributable cash allocated	20.00%	20.00%
SQN AIF V GP, LLC [Member]
Partnership contribution	$ 100	$ 100
Percentage of ownership	1.00%	1.00%
Percentage of cash distributions and liquidation	1.00%	1.00%
Percentage of cumulative return on capital contributions	8.00%	8.00%
Percentage of distributable cash allocated	20.00%	20.00%
Targeted distribution, description	The targeted distribution rate is 6.0% annually, paid quarterly as 1.5%, of each Limited Partners’ capital contribution (pro-rated to the date of admission for each Limited Partner).
Distributions payable to limited partners	$ 40,088	$ 40,088
Number of partners | Integer	65
Partners' capital contributions	$ 3,326,581
Partners' capital contributions, shares | shares	332,548.10
Partners received cash contributions	$ 3,094,750
Units issued as underwriting fee discount	$ 231,731
Additional units purchased during the period | shares	23,173.10
SQN AIF V GP, LLC [Member] | Limited Partners [Member]
Partnership interest	99.00%	99.00%
Percentage of cumulative return on capital contributions	8.00%	8.00%
Percentage of distributable cash allocated	80.00%	80.00%
SQN AIF V GP, LLC [Member] | General Partner [Member]
Partnership interest	1.00%	1.00%
Percentage of distributable cash allocated	20.00%	20.00%